Note 10 - Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
		December 31,
	September 30, 2015	2014	2013
	(Unaudited)

Net operating loss carryforward	$ 995,481	$ 963,152	$ 953,827
Valuation allowance	(995,481)	(963,152)	(953,827)

Net	$ -	$ -	$ -